FINANCING OBLIGATION, SALE-LEASEBACK	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
FINANCING OBLIGATION, SALE-LEASEBACK

In August 2013, in order to provide working capital for operations, the Company entered into the refinancing of certain machinery and equipment in PRC under a sale lease-back arrangement. The facility was sold for $21,244,260, of which $3,221,170 was used as standby guarantee fund. The transaction has been accounted for as a financing arrangement, wherein the machinery and equipment (see note 8) remains on the Company's books and will continue to be depreciated.

The following is the finacing obligation under the sale-leaseback and is being reduced based on payments under the lease.

	December 31, 2013	December 31, 2012
Financial company:
Cinda Financial Leasing Co, Ltd.

- Current portion	$6,813,055	$-

- Non-current portion	$13,025,260	$-

Additional information:
Maximum balance outstanding during the year	$21,474,470	$-
Interest expense	341,738	-
Interest rate per year	6.4575%	-

 The sale-leaseback transaction has a term of 3 years from August 27, 2013 to August 27, 2016 and requires minimum annual rental payments as follows:

Total
December 31
2014	$7,931,332
2015	7,931,332
2016	5,948,499
Total minimum lease payments	21,811,163
Less: amount representing interest	(1,972,848)
19,838,315
Less: current portion	(6,813,055)
Long-term portion	$13,025,260

The Company has the option to purchase the property at the end of the lease.